J.P. Morgan Series Trust
Supplement dated July 14, 2000, to the following Prospectus:

     J.P. Morgan Institutional U.S. Equity Funds dated March 1, 2000, with respect to the J.P. Morgan Institutional Tax Aware Disciplined Equity Fund.

Effective July 31, 2000, the redemption fee of 1.00% applicable to shares of the J.P. Morgan Institutional Tax Aware Disciplined Equity Fund held for less than one year is eliminated. Accordingly, reference to the redemption fees in the Shareholder Transaction Expenses table under the INVESTOR EXPENSES section is eliminated.

The Expense example is amended as follows:

 The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, net expenses for the period 3/1/00 through 2/28/01 and total operating expenses thereafter, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.


                           1yr             3yrs           5yrs            10yrs
Your cost ($)              56              198            352              801









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J.P. Morgan Series Trust
Supplement dated July 14, 2000, to the following Prospectus:

     J.P. Morgan U.S. Equity Funds dated March 1, 2000, with respect to the J.P. Morgan Tax Aware U.S. Equity Fund.

Effective July 31, 2000, the redemption fee of 1.00% applicable to shares of the J.P. Morgan Tax Aware U.S. Equity Fund held for less than one year is eliminated. Accordingly, reference to the redemption fees in the Shareholder Transaction Expenses table under the INVESTOR EXPENSES section is eliminated.

The Expense example is amended as follows:

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, net expenses for the period 3/1/00 through 2/28/01 and total operating expenses thereafter, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.


                           1yr            3yrs            5yrs            10yrs
Your cost ($)              87             282             494             1,103